UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)

(Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code:

800-846-7526

Date of fiscal year end:

12/31

Date of reporting period: 12/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Letter from the President

December 31, 2011

 Arthur D. Ally

Dear Timothy Plan Strategic Growth Variable and Conservative Growth Variable Shareholder:

Once again, the year of 2011 contained a lot of volatility in the capital markets and ended with mixed results.  As you know, your Timothy Plan Variable Fund investment is a compilation of several of Timothy’s underlying funds and, as such, your performance is directly related to the performance of those underlying funds.  Although the allocation percentages will vary slightly from time to time as a result of changing economic conditions, the allocation at December 31, 2011 was as follows:

		Conservative Growth	Strategic Growth
·	Large/Mid-Cap Value Fund	14.00%	16.00%
·	Small-Cap Value Fund	4.00%	7.00%
·	Large/Mid-Cap Growth Fund	10.00%	17.00%
·	Aggressive Growth Fund	2.00%	7.00%
·	International Fund	8.00%	18.00%
·	High-Yield Bond Fund	7.00%	9.00%
·	Defensive Strategies Fund	26.00%	21.00%
·	Fixed Income Fund	26.00%	0.00%
·	Israel Common Values Fund	3.00%	5.00%

I am pleased to report that, while performance was not what we had hoped it would have been, the overall performance of the funds was comparable to their respective market benchmarks – the Dow Jones Global Moderate Index (Conservative Growth) and the Dow Jones Global Moderately Aggressive Index (Strategic Growth).

Even though these have been designed to be conservatively allocated funds, we understand that the volatility and uncertainty of the markets over the past year has been unsettling for many investors; however as a group, although our sub-advisors expect this pattern to continue into 2012, they also expect a somewhat upward bias with respect to performance.

As you know, no one can guarantee future performance.  However, the one thing that I can assure you of is every one of our sub-advisors is doing their very best and our team here at Timothy is working very hard to provide you an investment in which you can feel comfortable.

Sincerely,

Arthur D. Ally,

President

Fund Performance - (Unaudited)
December 31, 2011

Conservative Growth Portfolio Variable Series

		5 Year	Average Annual
	1 Year	Average	Total Return
Fund/Index	Total Return	Annual Return	Since Inception (a)
Timothy Conservative Growth Portfolio Variable Series	1.90%	1.80%	3.62%
Dow Jones Global Moderate Portfolio Index	0.28%	2.83%	6.43%
(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2011.

Timothy Plan Conservative Growth Portfolio Variable Series vs. Dow Jones Global Moderate Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderate Portfolio Index on May 1, 2002 and held through December 31, 2011.  The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes.  Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends.  The index return does not reflect expenses, which have been deducted from the Fund's return.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Performance - (Unaudited)
December 31, 2011

Strategic Growth Portolio Variable Series

		5 Year	Average Annual
	1 Year	Average	Total Return
Fund/Index	Total Return	Annual Return	Since Inception (a)
Timothy Strategic Growth Portfolio Variable Series	-3.70%	-0.86%	2.29%
Dow Jones Global Moderately Aggressive Portfolio Index	0.28%	2.83%	6.43%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2011.

Timothy Plan Strategic Growth Portfolio Variable Series vs. Dow Jones Global Moderately Aggressive Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderately Aggressive Portfolio Index on May 1, 2002 and held through December 31, 2011.  The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes.  Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends.  The index return does not reflect expenses, which have been deducted from the Fund's return.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Profile - Conservative Growth Portfolio Variable Series
December 31, 2011 (Unaudited)

	Industries
	(% of Net Assets)
	Fixed Income	26.08%
	Defensive Strategies	25.86%
	Large/Mid Cap Value	13.88%
	Large/Mid Cap Growth	9.42%
	International	8.08%
	High Yield Bond	7.36%
	Small Cap Value	4.34%
	Aggressive Growth	1.94%
	Israel Common Values	2.91%
	Money Market & Liabilities in
	Excess of Other Assets	0.13%
		100.00%

Expense Example (Unaudited):

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

		Beginning Account	Ending Account	Expenses Paid
		Value	Value	During Period*
				7/1/2011 through
		7/1/2011	12/31/2011	12/31/2011
	Actual	$ 1,000.00	$ 976.10	$ 2.04
	Hypothetical**	$ 1,000.00	$ 1,023.14	$ 2.09

*

Expenses are equal to the  Fund’s annualized expense ratio of 0.41%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line  in the table is based on its actual total return of (2.39)% for the six-month period of July 1, 2011, to December 31, 2011.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series
December 31, 2011 (Unaudited)

	Industries
	(% of Net Assets)
	Defensive Strategies	21.11%
	International	18.39%
	Large/Mid Cap Growth	16.52%
	Large/Mid Cap Value	16.27%
	High Yield Bond	9.29%
	Small Cap Value	6.73%
	Aggressive Growth	6.54%
	Israel Common Values	4.84%
	Money Market & Liabilities in
	Excess of Other Assets	0.31%
		100.00%

Expense Example (Unaudited):

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

		Beginning Account	Ending Account	Expenses Paid
		Value	Value	During Period*
				7/1/2011 through
		7/1/2011	12/31/2011	12/31/2011
	Actual	$ 1,000.00	$ 911.80	$ 1.98
	Hypothetical**	$ 1,000.00	$ 1,023.19	$ 2.09

*

Expenses are equal to the  Fund’s annualized expense ratio of 0.40%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line  in the table is based on its actual total return of (8.82)% for the six-month period of July 1, 2011, to December 31, 2011.

**	Assumes a 5% return before expenses.

Schedule of Investments
Timothy Plan Conservative Growth Portfolio Variable Series
As of December 31, 2011

Shares			Fair Value

	MUTUAL FUNDS (A) - 99.9%
112,866	Timothy Plan Aggressive Growth Fund*		$ 718,957
836,467	Timothy Plan Defensive Strategies Fund		9,569,186
896,971	Timothy Plan Fixed Income Fund		9,651,407
301,865	Timothy Plan High Yield Bond Fund		2,722,819
449,518	Timothy Plan International Fund		2,989,295
108,970	Timothy Plan Israel Common Values Fund*		1,076,621
544,476	Timothy Plan Large/Mid Cap Growth Fund		3,484,647
384,973	Timothy Plan Large/Mid Cap Value Fund		5,135,539
124,555	Timothy Plan Small Cap Value Fund*		1,604,263

	TOTAL MUTUAL FUNDS (Cost $33,365,205)		36,952,734

	MONEY MARKET FUND - 0.2%
82,201	Fidelity Institutional Money Market Portfolio, 0.15% (B)
	(Cost $82,201)		82,201

	TOTAL INVESTMENTS (Cost $33,447,406)(C) - 100.1%		$ 37,034,935
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(27,997)
	TOTAL NET ASSETS - 100.00%		$ 37,006,938

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2011.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,100,013 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,361,804
		Unrealized depreciation:	(426,882)
		Net unrealized appreciation	$ 1,934,922

The accompanying notes are integral part of these financial statements.

Schedule of Investments
Timothy Plan Strategic Growth Portfolio Variable Series
As of December 31, 2011

Shares			Fair Value

	MUTUAL FUNDS (A) - 99.7%
205,530	Timothy Plan Aggressive Growth Fund*		$ 1,309,228
369,382	Timothy Plan Defensive Strategies Fund		4,225,727
206,290	Timothy Plan High Yield Bond Fund		1,860,738
553,594	Timothy Plan International Fund		3,681,399
97,992	Timothy Plan Israel Common Values Fund*		968,158
516,641	Timothy Plan Large/Mid Cap Growth Fund		3,306,503
244,153	Timothy Plan Large/Mid Cap Value Fund		3,257,006
104,538	Timothy Plan Small Cap Value Fund*		1,346,448

	TOTAL MUTUAL FUNDS (Cost $20,268,092)		19,955,207

	MONEY MARKET FUND - 0.4%
79,067	Fidelity Institutional Money Market Portfolio, 0.15% (B)
	(Cost $79,067)		79,067

	TOTAL INVESTMENTS (Cost $20,347,159)(C) - 100.1%		$ 20,034,274
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(13,542)
	TOTAL NET ASSETS - 100.00%		$ 20,020,732

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2011.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,061,716 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 395,407
		Unrealized depreciation:	(1,422,849)
		Net unrealized depreciation:	$ (1,027,442)

The accompanying notes are integral part of these financial statements.

Statements of Assets and Liabilities
December 31, 2011

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES

ASSETS:
Investments in affiliated securities, at cost	$ 33,365,205	$ 20,268,092
Investments in unaffiliated securities, at cost	82,201	79,067
Investments in affiliated securities, at value	$ 36,952,734	$ 19,955,207
Investments in unaffiliated securities, at value	82,201	79,067
Dividends and interest receivable	96,760	27,121
Receivable for fund shares sold	86	86
Prepaid expenses and other assets	516	264
Total Assets	37,132,297	20,061,745

LIABILITIES:
Payable for securities purchased	96,753	27,114
Payable for fund shares redeemed	5,734	656
Accrued advisory fees	3,134	1,701
Accrued expenses and other liabilities	19,738	11,542
Total Liabilities	125,359	41,013

Net Assets	$ 37,006,938	$ 20,020,732

NET ASSETS CONSIST OF:
Paid in capital	$ 37,963,894	$ 23,266,464
Accumulated undistributed net investment income	701,727	265,809
Accumulated net realized gain (loss) on
investments	(5,246,212)	(3,198,656)
Net unrealized appreciation (depreciation)
on investments	3,587,529	(312,885)
Net Assets	$ 37,006,938	$ 20,020,732

Net Assets	$ 37,006,938	$ 20,020,732
Shares of beneficial interest outstanding	3,374,757	2,212,201
Net Asset Value, offering price and
redemption price per share	$ 10.97	$ 9.05

The accompanying notes are integral part of these financial statements.

Statements of Operations
For the Year Ended December 31, 2011

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES

Investment Income:
Interest income from unaffiliated funds	$ 129	$ 211
Dividend income from affiliated funds	863,856	352,914
Total Investment Income	863,985	353,125

Operating Expenses:
Investment Advisory Fees	39,598	21,521
Fund Accounting fees	46,675	24,626
Administration fees	28,231	14,896
Audit fees	18,579	7,824
Custody fees	9,308	5,936
Transfer Agent fees	7,214	4,534
Compliance officer fees	5,626	3,076
Trustees' fees	4,629	2,287
Insurance expenses	935	519
Non 12b-1 Shareholder Servicing fees	340	555
Printing expenses	300	500
Miscellaneous expenses	782	980
Total Operating Expenses	162,217	87,254

Net Investment Income (Loss)	701,768	265,871

Realized and Unrealized
Gain (Loss) on Investments:
Capital gain dividends from
affiliated funds	521,600	310,428
Net realized gain (loss) on
investments in affiliated funds	547,205	(758,709)
Change in unrealized appreciation
(depreciation) on investments	(971,641)	(733,601)
Net Realized and Unrealized
Gain (Loss) on Investments	97,164	(1,181,882)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 798,932	$ (916,011)

The accompanying notes are integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 701,768	$ 586,459	$ 265,871	$ 109,392
Capital gain dividends from
affiliated investments	521,600	7,830	310,428	2,141
Net realized gain (loss) on investments
in affiliated funds	547,205	(776,624)	(758,709)	(730,711)
Net change in unrealized appreciation
(depreciation) on investments	(971,641)	5,082,151	(733,601)	3,092,458
Net increase (decrease) in net assets
resulting from operations	798,932	4,899,816	(916,011)	2,473,280

Distributions to Shareholders:
Net investment income	(586,454)	(573,002)	(109,362)	(135,209)
Total dividends and distributions
to shareholders	(586,454)	(573,002)	(109,362)	(135,209)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	2,047,564	1,597,595	6,150,603	1,490,289
Reinvestment of dividends	586,454	573,002	109,362	135,209
Cost of shares redeemed	(9,011,918)	(5,861,883)	(4,303,870)	(3,768,402)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(6,377,900)	(3,691,286)	1,956,095	(2,142,904)

Total Increase (Decrease) in Net Assets	(6,165,422)	635,528	930,722	195,167

Net Assets:
Beginning of year	43,172,360	42,536,832	19,090,010	18,894,843
End of year*	$ 37,006,938	$ 43,172,360	$ 20,020,732	$ 19,090,010
* Includes accumulated undistributed net
investment income at end of year	$ 701,727	$ 586,413	$ 265,809	$ 109,300

Share Activity:
Shares Sold	184,017	156,611	630,568	171,124
Shares Reinvested	53,754	52,425	12,165	14,323
Shares Redeemed	(809,731)	(575,892)	(451,367)	(455,827)
Net increase (decrease) in shares of
beneficial interest outstanding	(571,960)	(366,856)	191,366	(270,380)

The accompanying notes are integral part of these financial statements.

Financial Highlights

Timothy Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period
	For the Year		For the Year		For the Year	For the Year		For the Year
	ended		ended		ended	ended		ended
	December 31,		December 31,		December 31,	December 31,		December 31,
	2011		2010		2009	2008		2007

Net asset value, beginning of year	$ 10.94		$ 9.86		$ 8.16	$ 12.97		$ 12.14

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.20	(A)	0.14	(A)	0.12	0.22	(A)	0.30
Net realized and unrealized gain (loss) on investments	0.01		1.09		1.74	(3.95)		0.77
Total from investment operations	0.21		1.23		1.86	(3.73)		1.07

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.15)		(0.16)	(0.26)		-
From net realized gains on investments	-		-		-	(0.82)		(0.24)
Total distributions	(0.18)		(0.15)		(0.16)	(1.08)		(0.24)

Net asset value, end of year	$ 10.97		$ 10.94		$ 9.86	$ 8.16		$ 12.97

Total return (B)	1.90%		12.45%		22.80%	(28.59)%		8.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 37,007		$ 43,172		$ 42,537	$ 32,454		$ 38,205
Expenses, net waiver and reimbursement (C)	0.41%		0.41%		0.50%	0.64%		0.64%
Net investment income (loss), net waiver and reimbursement (C)(D)	1.77%		1.41%		1.56%	1.88%		2.68%
Portfolio turnover rate	30%		9%		35%	20%		35%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are integral part of these financial statements.

Financial Highlights

Timothy Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period
	For the Year		For the Year		For the Year	For the Year		For the Year
	ended		ended		ended	ended		ended
	December 31,		December 31,		December 31,	December 31,		December 31,
	2011		2010		2009	2008		2007

Net asset value, beginning of year	$ 9.45		$ 8.25		$ 6.41	$ 12.83		$ 12.07

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.12	(A)	0.05	(A)	0.06	0.07	(A)	0.18
Net realized and unrealized gain (loss) on investments	(0.47)		1.22		1.83	(5.19)		1.04
Total from investment operations	(0.35)		1.27		1.89	(5.12)		1.22

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.07)		(0.05)	(0.15)		-
From net realized gains on investments	-		-		-	(1.15)		(0.46)
Total distributions	(0.05)		(0.07)		(0.05)	(1.30)		(0.46)

Net asset value, end of year	$ 9.05		$ 9.45		$ 8.25	$ 6.41		$ 12.83

Total return (B)	(3.70)%		15.37%		29.48%	(39.55)%		10.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$ 20,021		$ 19,090		$ 18,895	$ 14,750		$ 19,167
Expenses, net waiver and reimbursement (C)	0.40%		0.42%		0.50%	0.65%		0.64%
Net investment income (loss), net waiver and reimbursement (C)(D)	1.23%		0.61%		0.82%	0.69%		1.61%
Portfolio turnover rate	32%		8%		22%	9%		45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are integral part of these financial statements.

Notes to Financial Statements

December 31, 2011

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”).  The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income.  The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income.  The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund and Defensive Strategies Fund. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund.  The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund and Defensive Strategies Fund. The Strategic Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund.  Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”).  Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.

SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges.  Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of

Notes to Financial Statements

December 31, 2011

Conservative and Strategic Growth Portfolio Variable Series

quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 36,952,734	$ -	$ -	$ 36,952,734
Money Market Fund	82,201	-	-	82,201
Total	$ 37,034,935	$ -	$ -	$ 37,034,935

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 19,955,207	$ -	$ -	$ 19,955,207
Money Market Fund	79,067	-	-	79,067
Total	$ 20,034,274	$ -	$ -	$ 20,034,274

Refer to the Schedule of Investments for industry classifications.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.  The Funds’ policy is to recognize transfers at the end of the period.

B.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date).  Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C.

NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.

FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains.  Therefore, no federal income tax or excise provision is required.

As of December 31, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the year ended December 31, 2011, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2008 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E.

USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

F.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.  There were no such reclassifications.

Notes to Financial Statements

December 31, 2011

Conservative and Strategic Growth Portfolio Variable Series

G.

EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2011:

Funds	Purchases	Sales
Conservative Growth Portfolio	$11,906,111	$17,719,875
Strategic Growth Portfolio	$10,219,540	$6,873,363

Note 3 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd. (“TPL”) is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 25, 2011. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the year ended December 31, 2011 were $39,598 and $21,521 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $3,134 and $1,701, respectively, at December 31, 2011. An officer and trustee of the Funds is also an officer of the Advisor.

Huntington Asset Services, Inc. served as the Funds’ administrator, fund accountant and transfer agent through August 5, 2011. Effective August 5, 2011, Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.  Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Note 4 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2011, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 93% of the Conservative Growth Portfolio and approximately 85% of the Strategic Growth Portfolio.

Note 5 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during 2011 and 2010 were as follows:

	Portfolio	Portfolio
2011
Ordinary Income	$ 586,454	$ 109,362
	$ 586,454	$ 109,362

2010
Ordinary Income	$ 573,002	$ 135,209
	$ 573,002	$ 135,209

Notes to Financial Statements

December 31, 2011

Conservative and Strategic Growth Portfolio Variable Series

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$ 701,727	$ 265,809
Undistributed Long-Term Capital Gains	-	-
Capital Loss Carry Forward	(3,593,605)	(2,484,099)
Post October and Other Losses	-	-
Unrealized Appreciation (Depreciation)	1,934,922	(1,027,442)
	$ (956,956)	$ (3,245,732)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $1,652,607 and $714,557 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively.

Note 6 | Capital Loss Carryforwards

At December 31, 2011, the following capital loss carryforwards are available to offset future capital gains.

Funds	Loss Carryforward	Year Expiring
Conservative Growth	$ 105,148	2017
	$ 3,488,457	2018
Strategic Growth	$ 105,118	2016
	$ 263,295	2017
	$ 1,912,980	2018
	$ 202,706	Non-Expiring*

*Post enactment long-term capital loss carryforwards.

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7 | NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Note 8 | SUBSEQUENT EVENT

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Notes to Financial Statements

December 31, 2011

Conservative and Strategic Growth Portfolio Variable Series

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

TIMOTHY PARTNERS, LTD

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 25, 2011.  The Trust's Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Advisor's experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds' prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL's business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel.  In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2010. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds.  The materials prepared by TPL were provided to the Board in advance of the meeting.  The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL's role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL's services to the Funds. In particular, the Board noted with approval TPL's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor's performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund's performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor's business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor's past activities on monitoring the performance of the underlying Funds' various investment managers and the promptness and efficiency with which problems were brought to the Board's attention and responsible remedies offered and executed.  After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds' shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Disclosures

December 31, 2011

Conservative and Strategic Growth Portfolio Variable Series

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.  In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The Timothy Plan

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Strategic Growth Portfolio Variable Series and Timothy Plan Conservative Growth Portfolio Variable Series (the “Funds”), two of the series constituting The Timothy Plan, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Funds’ custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Timothy Plan Strategic Growth Portfolio Variable Series and Timothy Plan Conservative Growth Portfolio Variable Series, two of the series constituting The Timothy Plan, as of December 31, 2011, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 15, 2012

Officers and Trustees of the Trust
As of December 31, 2011 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company.  President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund.  CFI is also the managing general partner of TPL.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kenneth Blackwell 693 Windings Lane Cincinnati, OH Born: 1948	Trustee	Indefinite; Trustee since 2011	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Secretary of State for the State of Ohio. Currently serving as an independent consultant or Fellow with the Family Research Council and the American Civil Rights Union, and is a Visiting Professor at Liberty University, Lynchburg, VA.

None

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
** Messrs. Boatwright and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership intereset in TPL.

Officers and Trustees of the Trust (Continued)
As of December 31, 2011 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 1112 Glen Falls Road DeLand, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning.  B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.  Associate Professor Stetson University for past 35 years.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt 160 Deer Forest Trail Fayetteville, GA Born: 1947	Trustee	Indefinite; Trustee since 2010	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Sheperd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 203 E. Main Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President (and Founder) of American Decency Association, Freemont, MI  since 1999.  Previously served as Michigan State Director for American Family Association (1987-1999).  Previously a public school teacher for 18 years.  B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.

None

Officers and Trustees of the Trust (Continued)
As of December 31, 2011 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001.  Prior:  22 years of executive experience for a group of banks and a trust company.  B.A. in Economics from Wheaton College and MBA from University of Chicago.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX.  Also serves as Founder and Chairman of the International Center for Biblical Stewardship.  Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.

None

Officers and Trustees of the Trust (Continued)
As of December 31, 2011 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Founder and CEO of Corporate Development Institute which he founded in 2000.  Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland , FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Attorney specializing in free speech, appellate practice and religious liberty constitutional law.  Founder of Liberty Counsel, a religious civil liberties education and legal defense organization.  Host of two radio programs devoted to religious freedom issues.  Editor of a monthly newsletter devoted to religious liberty topics.  Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague 16176 SE Mercers Way Milwaukee, WI Born: 1973	Trustee	Indefinite; Trustee since 2011	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

The Fund's Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-846-7526.

Privacy Policy

The following is a description of the Trust’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of a Fund through a broker‐dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CA TEGORIES OF INFORMATION THE FUND COLLECTS

The Fund collects the following nonpublic personal information about you:

1.     Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.     Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CA TEGORIES OF INFORMATION THE FUND DISCLOSES

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day‐to‐day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes the details regarding the Funds’ objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd. Member FINRA

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)           For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)           Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           Posting:  We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability:  The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant has an Audit committee currently composed of three independent Trustees, Mr. Wesley Pennington, Mr. John Mulder and Mr. Charles Nelson.  The registrant’s board of trustees has determined that Mr. Charles Nelson is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan
FY 2011	$ 24,000

FY 2010	$ 24,000

(b)	Audit-Related Fees

The Timothy Plan               Registrant                                                                       Adviser

FY 2011	$ 0	$ 0
FY 2010	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

The Timothy Plan
FY 2011	$ 0

FY 2010	$ 0

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

                                                           Registrant

The Timothy Plan
FY 2011	$ 0

FY 2010	$ 0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:                           0%

Tax Fees:                                         0%

All Other Fees:                                 0%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser

FY 2011	$ 0	$0
FY 2010	$ 0	$0

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 19, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Code is filed herewith

(a)(2)

Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)                    Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	3/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	3/12/12